Insurance contracts and private pension (Details 2) - Insurance [member] - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Estimate Of Present Value Of Future Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	R$ (145)	R$ 866
Realization of Insurance Contractual Margin
Actuarial Remeasurements	1,266	(676)
Operating Income from Insurance Contracts and Private Pension	1,266	(676)
New Recognized Insurance Contracts	(5,943)	(4,569)
Financial Income from Insurance Contracts and Private Pension	18	(57)
Recognized in Income for the period	(59)	11
Recognized in Other Comprehensive Income	77	(68)
Premiums Received, Claims and Other Expenses Paid	4,890	4,291
Closing Balance	86	(145)
Contractual service margin [member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	4,756	2,964
Realization of Insurance Contractual Margin	(4,554)	(3,766)
Actuarial Remeasurements	(1,198)	804
Operating Income from Insurance Contracts and Private Pension	(5,752)	(2,962)
New Recognized Insurance Contracts	5,921	4,565
Financial Income from Insurance Contracts and Private Pension	290	189
Recognized in Income for the period	290	189
Recognized in Other Comprehensive Income
Premiums Received, Claims and Other Expenses Paid
Closing Balance	5,215	4,756
Risk Adjustments For Nonfinancial Risk [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	270	298
Realization of Insurance Contractual Margin
Actuarial Remeasurements	(37)	(30)
Operating Income from Insurance Contracts and Private Pension	(37)	(30)
New Recognized Insurance Contracts	22	4
Financial Income from Insurance Contracts and Private Pension	28	(2)
Recognized in Income for the period	14	13
Recognized in Other Comprehensive Income	14	(15)
Premiums Received, Claims and Other Expenses Paid
Closing Balance	283	270
Total One [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	4,881	4,128
Realization of Insurance Contractual Margin	(4,554)	(3,766)
Actuarial Remeasurements	31	98
Operating Income from Insurance Contracts and Private Pension	(4,523)	(3,668)
New Recognized Insurance Contracts
Financial Income from Insurance Contracts and Private Pension	336	130
Recognized in Income for the period	245	213
Recognized in Other Comprehensive Income	91	(83)
Premiums Received, Claims and Other Expenses Paid	4,890	4,291
Closing Balance	R$ 5,584	R$ 4,881